Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2021	$ 34,854
2022	20,332
Total undiscounted future non-cancelable minimum lease payments	55,186
Less: Imputed interest	(2,487)
Present value of lease liabilities	$ 52,699	$ 80,857
Weighted average remaining term	1 year 9 months 18 days